Description of Business and Basis of Presentation (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Mafco Worldwide & Merisant
Percentage of licorice product sales to the worldwide tobacco industry for use as tobacco flavor enhancing and moistening agents	45.00%	47.00%